Organization and Basis of Presentation	3 Months Ended
Mar. 31, 2012
Organization and Basis of Presentation

1. Organization and Basis of Presentation

Penn Virginia Resource Partners, L.P. (NYSE: PVR) is a publicly traded Delaware limited partnership that is principally engaged in the gathering and processing of natural gas and the management of coal and natural resource properties in the United States. We currently conduct operations in three business segments which are as follows:

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Eastern Midstream—Our Eastern Midstream segment is engaged in providing natural gas gathering, transportation and other related services in Pennsylvania. In addition, we own member interests in a joint venture that transports fresh water to natural gas producers.

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Midcontinent Midstream—Our Midcontinent Midstream segment is engaged in providing natural gas processing, gathering services, and other related services. In addition, we own member interests in joint ventures that gather and transport natural gas. These processing and gathering systems are located primarily in Oklahoma and Texas.

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Coal and Natural Resource Management—Our Coal and Natural Resource Management segment primarily involves the management and leasing of coal properties and the subsequent collection of royalties. We also earn revenues from other land management activities, such as selling standing timber, leasing coal-related infrastructure facilities and collecting oil and gas royalties.

In accordance with accounting standards, which we adopted during the three months ended March 31, 2012, when reviewing long-lived assets to be held and used, including related tangible assets, we have adopted the approach to review qualitative factors (such as, macroeconomic conditions, industry and market considerations, overall financial performance, etc.) to determine whether it is more likely than not (that is, the likelihood of more than 50 percent) that the fair value of those assets is less than its carrying amount, including goodwill if any. As a result, we recognize an impairment loss when the carrying amount of an asset exceeds the sum of the undiscounted estimated cash flows. In this circumstance, we recognize an impairment loss equal to the difference between the carrying value and the fair value of the asset. Fair value is estimated to be the present value of future net cash flows from the asset, discounted using a rate commensurate with the risk and remaining life of the asset.

During the three months ended March 31, 2012 we adopted the Accounting Standards Update (“ASU”) regarding the prominence of other comprehensive income in the financial statements. This ASU requires us to report comprehensive income in either a single statement or in two consecutive statements reporting net income and other comprehensive income. This amended presentation of comprehensive income does not change items that are reported in other comprehensive income or requirements to report reclassifications of items from other comprehensive income to net income. This ASU eliminates the option to report other comprehensive income and its components in the statement of changes in partners’ capital. Management elected to present a second consecutive statement.

Our Consolidated Financial Statements include the accounts of PVR and all of our wholly owned subsidiaries. Investments in non-controlled entities over which we exercise significant influence are accounted for using the equity method. Intercompany balances and transactions have been eliminated in consolidation. Our Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America. These statements involve the use of estimates and judgments where appropriate. In the opinion of management, all adjustments, consisting of normal recurring accruals, considered necessary for a fair presentation of our Consolidated Financial Statements have been included.

Management has evaluated all activities of PVR through the date upon which our Consolidated Financial Statements were issued and concluded that no subsequent events have occurred that would require recognition in the Consolidated Financial Statements, disclosure is required in the Notes to the Consolidated Financial Statements. See Note 11 to the Consolidated Financial Statements.

All dollar and unit amounts presented in the tables to these Notes are in thousands unless otherwise indicated.